Description of Business (Tables)	12 Months Ended
Dec. 31, 2023
Description of Business [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities	The accompanying consolidated financial statements reflect the activities of AGBA and each of the subsidiaries as of December 31, 2023 and 2022:
Name		Background	Ownership
TAG International Limited (“TIL”)	● ● ● ●	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by AGBA

TAG Asset Partners Limited (“TAP”)	● ● ● ●	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by TIL

OnePlatform International Limited (“OIL”)	● ● ● ●	Hong Kong company Incorporated on November 2, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) Investment holding	100% owned by TAP

TAG Asia Capital Holdings Limited (“TAC”)	● ● ● ●	British Virgin Islands company Incorporated on October 26, 2015 Issued and outstanding 50,000 ordinary shares at $1 par value Investment holding	100% owned by AGBA

OnePlatform Wealth Management Limited (“OWM”)	● ● ● ●

Hong Kong company

Incorporated on February 5, 2003

Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819)

Provision of insurance and mandatory provident fund schemes brokerage services

99.89% owned by OIL

OnePlatform International Property Limited (“OIP”)	● ● ● ●	Hong Kong company Incorporated on May 21, 2014 Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) Provision of overseas real estate brokerage services	100% owned by OIL

OnePlatform Asset Management Limited (“OAM”)	● ● ● ● ●

Hong Kong company

Incorporated on November 24, 1999

Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795)

Licensed by the Securities and Futures Commission of Hong Kong

Provision of investment advisory, funds dealing, introducing broker, and asset management services

100% owned by OIL

Kerberos (Nominee) Limited (“KNL”)	● ● ● ●	Hong Kong company Incorporated on April 20, 2007 Issued and outstanding 1 ordinary share for HK$1 Provision of escrow services	100% owned by OAM

Maxthree Limited (“Maxthree”)	● ● ● ●	British Virgin Islands company Incorporated on April 12, 2006 Issued and outstanding 1 ordinary share at $1 par value Investment holding	100% owned by OIL

OnePlatform Credit Limited (“OCL”)	● ● ● ● ●

Hong Kong company

Incorporated on August 6, 1982

Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433)

Registered under the Hong Kong Money Lenders Ordinance

Provision of money lending services

100% owned by Maxthree

Hong Kong Credit Corporation Limited (“HKCC”)	● ● ● ● ●

Hong Kong company

Incorporated on March 16, 1982

Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459)

Registered under the Hong Kong Money Lenders Ordinance

Provision of money lending services

100% owned by OCL

Trendy Reach Holdings Limited (“TRHL”)	● ● ● ●	British Virgin Islands company Incorporated on October 5, 2015 Issued and outstanding 1 ordinary share at HK$1 Investment holding	100% owned by Maxthree

Profit Vision Limited (“PVL”)	● ● ● ●	Hong Kong company Incorporated on October 9, 2015 Issued and outstanding 1 ordinary share for HK$1 Property investment holding	100% owned by TRHL

TAG Technologies Limited (“TAGTL”)	● ● ● ●	British Virgin Islands company Incorporated on October 23, 2015 Issued and outstanding 1 ordinary share at $1 par value Investment in financial technology business	100% owned by TAC

AGBA Group Limited (“AGL”)	● ● ● ●	Hong Kong company Incorporated on November 28, 2019 Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) Operating as cost center for the Company	100% owned by TAGTL

Tandem Fintech Limited (“TFL”)	● ● ● ●	Hong Kong company Incorporated on October 6, 2017 Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) Operating an online insurance comparison platform	100% owned by TAC

AGBA Innovation Limited (“AGBA Innovation”)	● ● ● ●	Hong Kong company Incorporated on February 26, 2016 Issued and outstanding 1 ordinary share for HK$1 No operations since inception	100% owned by OIL

FinLiving Limited (“FLL”)	● ● ● ●	Hong Kong company Incorporated on September 14, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) No operations since inception	100% owned by AGBA Innovation